Treasury Shares	6 Months Ended
Jun. 30, 2023
Treasury Shares [Abstract]
TREASURY SHARES

7.  TREASURY SHARES

On 23 May 2022, the Board of Directors approved a repurchase authorization of up to 5 million of its issued and outstanding common shares. This authorization, which does not have an expiration date, replaced the Group’s prior authorization of an aggregate consideration of up to USD 5,000 thousand, which was terminated. The table below illustrates the movement on the treasury shares during the year:

	June 30, 2023
	Number of shares	USD ‘000

Balance at December 31, 2022	1,668	14
Repurchases	2,771,775	23,813
Cancellation	(2,741,477)	(23,541)
Balance at June 30, 2023	31,966	286